Other assets (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Other assets.
Prepayments and other assets	€ 2,221.0	€ 2,107.6	€ 1,451.9
Interest receivable	4.5	4.8	6.7
Total other assets	2,225.5	2,112.4	1,458.6
Long term prepayments	241.0	262.0	183.0
Current prepayments for EU ETS carbon credits	€ 1,419.0	€ 1,330.0	€ 920.0